Share-based payments - Option grants outstanding (Details)	9 Months Ended	12 Months Ended
	May 31, 2026 shares $ / shares	Aug. 31, 2025 shares $ / shares
Share-based payments
Number of options, Beginning balance | shares	27	40
Number of options, Granted | shares		5
Number of options, Forfeited | shares		(4)
Number of options, Expired | shares	(4)	(14)
Number of options, Ending balance | shares	23	27
Weighted average exercise price, Beginning balance (in dollars per share) | $ / shares	$ 1,848,042.54	$ 2,002,324.7
Weighted average exercise price, Granted (in dollars per share) | $ / shares		2,644
Weighted average exercise price, Forfeited (in dollars per share) | $ / shares		2,349,000
Weighted average exercise price, Expired (in dollars per share) | $ / shares	3,092,526.93	1,486,647.1
Weighted average exercise price, Ending balance (in dollars per share) | $ / shares	$ 1,725,522.61	$ 1,848,042.54